RELATED PARTY TRANSACTIONS AND BALANCES (Schedule Fair Value Of Obligation To Issue Share Purchase Warrants) (Details) - Related Party Share Purchase Warrants [Member]	12 Months Ended
Dec. 31, 2019 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date	$ 0.08
Exercise price	$ 0.09
Expected life (in years) | yr	5
Expected volatility	174.99%
Risk free interest rate	1.49%
Expected dividend yield	0.00%
Expected forfeiture rate	0.00%